Shareholder Report	12 Months Ended	36 Months Ended
	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Municipal Bond Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Bond Opportunities ETF
Class Name	Fidelity® Municipal Bond Opportunities ETF
Trading Symbol	FMUB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Bond Opportunities ETF for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Opportunities ETF	$ 33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's exposure to airport bonds subject to the Alternative Minimum Tax meaningfully contributed to performance versus the Fidelity Municipal Bond Opportunities Composite Index for the fiscal year, as  improving airport fundamentals and the bonds' wide yield spreads boosted demand for the securities.
•Underweights in distressed credits, including bonds issued by Brightline East, Brightline West and American Dream Meadowlands Project also helped, given their lagging performance.
•In contrast, pricing factors detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•The fund produced slightly less "carry" than the index, which also modestly crimped relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, slightly detracted as well.
•During the year, the portfolio management team added exposure to lower-coupon bonds at a discount to par when they felt appropriate opportunities arose.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 16, 2023 through January 31, 2026. Initial investment of $10,000. Fidelity® Municipal Bond Opportunities ETF $10,000 $10,628 $10,908 $11,540 Fidelity Municipal Bond Opportunities Composite Index $10,000 $10,432 $10,708 $11,215 Bloomberg Municipal Bond Index $10,000 $10,457 $10,674 $11,176 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Municipal Bond Opportunities ETF - NAV A 5.79% 4.96% Fidelity Municipal Bond Opportunities Composite Index A 4.73% 3.95% Bloomberg Municipal Bond Index A 4.70% 3.83% A From February 16, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 154,805,820	$ 154,805,820
Holdings Count | shares	486	486
Advisory Fees Paid, Amount	$ 295,636
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$154,805,820
Number of Holdings	486
Total Advisory Fee	$295,636
Portfolio Turnover	39%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 23.3 Transportation 19.2 Health Care 15.2 Education 8.8 Housing 7.3 Special Tax 6.9 Water & Sewer 5.9 Others(Individually Less Than 5%) 9.2 95.8 AAA 6.4 AA 38.6 A 30.9 BBB 11.1 BB 2.3 B 0.1 Not Rated 6.4 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.4 AA - 38.6 A - 30.9 BBB - 11.1 BB - 2.3 B - 0.1 Not Rated - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.2 Illinois 9.5 Alabama 6.6 Florida 4.2 Georgia 3.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity® Municipal Core Plus Bond Fund converted to Fidelity® Municipal Bond Opportunities ETF on April 4, 2025. The ETF's principal investment strategies and principal investment risks reflect the ETF structure.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec